EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Authorized, issued and outstanding (Details) $ in Millions			1 Months Ended	12 Months Ended
	May 22, 2020 USD ($)	May 22, 2020 COP ($)	Jun. 30, 2020 COP ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 COP ($)	Dec. 31, 2020 COP ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 COP ($)	May 22, 2020 COP ($)	Dec. 31, 2019 COP ($) shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares
Disclosure of controlling interest equity [Line Items]
Authorized shares				120,000,000,000		120,000,000,000				120,000,000,000
Subscribed fully paid shares				22,281,017,159		22,281,017,159				22,281,017,159
Subscribed but pending to be paid shares Total outstanding shares				22,281,017,159		22,281,017,159				22,281,017,159
Number of shares outstanding				22,281,017,159		22,281,017,159				22,281,017,159	22,281,017,159	22,281,017,159
Non-controlling interests | $						$ 14,782,259.0				$ 13,497,702.0
Dividends paid, other shares				$ 3,300,000	$ 12,552.0
Redemption Amount				102,000,000		379,320.0
Multi Financial Group Inc [member]
Disclosure of controlling interest equity [Line Items]
Additional percentage of Non controlling interest			2.97%
Non Controlling Interest Preferred Stock Recognized Value	$ 110,000,000	$ 409,070.0	$ 49,634.0
Cash transferred	$ 433,800,000			$ 432,210,992		1,607,074.0	$ 432,200,000	$ 1,607,074.0	$ 1,613,408.0
Percentage of voting equity interests acquired	96.60%		99.60%						96.60%
Corficolombiana S.A
Disclosure of controlling interest equity [Line Items]
Non Controlling Interest Preferred Stock Recognized Value | $					$ 23,609.0
Corficolombiana S.A | Maximum
Disclosure of controlling interest equity [Line Items]
Participation percentage				39.58%	39.58%
Corficolombiana S.A | Minimum
Disclosure of controlling interest equity [Line Items]
Participation percentage				38.63%	38.63%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of controlling interest equity [Line Items]
Proportion of ownership interests held by non-controlling interests				10.10%	10.10%
Proportion of ownership interest in subsidiary				39.58%	39.58%
Cash transferred | $						$ 50,373.0
Percentage of voting equity interests acquired				100.00%		100.00%
Common voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding				15,131,197,752		15,131,197,752				15,137,789,974
Preferred non-voting shares [Member]
Disclosure of controlling interest equity [Line Items]
Number of shares outstanding				7,149,819,407		7,149,819,407				7,143,227,185